Liabilities Presented at Fair Value (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement [text block] [Abstract]
Schedule of warrants to purchase company’s shares
	June 30,		December 31,
	2021	2020	2020
	Unaudited

Risk-free interest rate	0.1%	0.2%	0.1%
Expected volatility	79%	76%	76%
Expected life (in years)	1.0	2.0	1.5
Expected dividend yield	0	0	0

Schedule of changes in fair value of warrants
Fair value of financial derivatives

Balance at January 1, 2021	$12,043
Revaluation of financial derivatives	(5,810)

Balance at June 30, 2021 (unaudited)	$6,233